Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	$ 332,964	$ 334,780
Cost or Amortized Cost	2,997	3,076
Gross Unrealized OTTI Loss	76	112	$ 218
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	351,402	365,425
Equity securities	3,321	3,631
Fixed Maturity Securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	332,964	334,780
Gross Unrealized Gain	23,883	32,634
Gross Unrealized Temporary Loss	5,369	1,877
Gross Unrealized OTTI Loss	76	112
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	351,402	365,425
U.S. corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	96,466	96,235
Gross Unrealized Gain	6,583	10,343
Gross Unrealized Temporary Loss	2,255	624
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	100,794	105,954
Foreign corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	56,003	57,695
Gross Unrealized Gain	3,019	4,651
Gross Unrealized Temporary Loss	1,822	664
Gross Unrealized OTTI Loss	2	7
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	57,198	61,675
Foreign government
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	45,451	47,327
Gross Unrealized Gain	5,269	5,500
Gross Unrealized Temporary Loss	221	161
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	50,499	52,666
RMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	37,914	38,064
Gross Unrealized Gain	1,366	2,102
Gross Unrealized Temporary Loss	424	214
Gross Unrealized OTTI Loss	59	106
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	38,797	39,846
U.S. Treasury and agency
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	56,499	54,654
Gross Unrealized Gain	5,373	6,892
Gross Unrealized Temporary Loss	226	30
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	61,646	61,516
CMBS (1)
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	12,410	13,762
Gross Unrealized Gain	347	615
Gross Unrealized Temporary Loss	125	46
Gross Unrealized OTTI Loss	(1)	(1)
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	12,633	14,332
ABS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	14,498	14,121
Gross Unrealized Gain	131	240
Gross Unrealized Temporary Loss	229	112
Gross Unrealized OTTI Loss	6	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	14,394	14,249
State and political subdivision
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	13,723	12,922
Gross Unrealized Gain	1,795	2,291
Gross Unrealized Temporary Loss	67	26
Gross Unrealized OTTI Loss	10	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $332,964 and $334,780, respectively; includes $4,277 and $4,266, respectively, relating to variable interest entities)	15,441	15,187
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	2,997	3,076
Gross Unrealized Gain	482	622
Gross Unrealized Temporary Loss	158	67
Gross Unrealized OTTI Loss	0	0
Equity securities	3,321	3,631
Common stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,962	1,990
Gross Unrealized Gain	397	554
Gross Unrealized Temporary Loss	107	28
Gross Unrealized OTTI Loss	0	0
Equity securities	2,252	2,516
Non-redeemable preferred stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,035	1,086
Gross Unrealized Gain	85	68
Gross Unrealized Temporary Loss	51	39
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 1,069	$ 1,115